31. Segment information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment information
31.	Segment information

Management considers the following business segments:

•                  Food retail – includes the banners “Pão de Açúcar”, “Extra Hiper”, “Extra Supermercado” / “Mercado Extra”, “Minimercado Extra”, “Minuto Pão de Açúcar”, “Posto Extra, “Drogaria Extra” and “GPA Malls & Properties”.

•                  Cash & Carry – includes the brand “ASSAÍ”.

•                 Éxito Group - includes the company Éxito (Colômbia) and its subsidiaries Libertad (Argentina) and Disco (Uruguay). Éxito also operates the brands Surtimax, Super Inter, and CarullaHome appliances and e-commerce segments were sold and are presented as Discontinued Operations on December 31, 2019, 2018 and 2017. The other businesses are composed of the results of James Delivery, Cheftime, Stix and Cnova N.V. Both segments are maintained in this note for reconciliation purposes.

The eliminations of the result and balance sheet are presented within the segment itself.

The debentures obtained for funding the acquisition of Éxito and related interest expenses were allocated to Éxito Group, as well as other acquisition related expenses incurred in 2019.

Management monitors the operating results of its business units separately making decisions about resource allocation and performance assessment. The segment performance is evaluated based on operating income and is measured consistently with operating income in the financial statements.

The Group is engaged in operations of retail stores located in 20 States and the Federal District of Brazil. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker who has been identified as the Chief Executive Officer.

The chief operating decision-maker (CODM) allocates resources and assesses performance by reviewing results and other information related to segments.

The Group deems irrelevant the disclosure of information on sales per product category, given that similar products are sold based on each business’ strategies and each segment has its own management controls.

The Group measures the results of segments, regularly reviewed by the chief operating decision-maker (CODM), using the accounting practices under IFRS, using each segment’s operating profit, which includes certain corporate overhead allocations.

Information on the Group’s segments as of December 31, 2019 is included in the table below:

Description	Retail			Cash & Carry			Éxito Group	Assets held for sale and discontinued operations			Other businesses			Total
	2019	2018	2017	2019	2018	2017	2019	2019	2018	2017	2019	2018	2017	2019	2018	2017
		Restated			Restated				Restated			Restated			Restated

Net operating revenue	26,654	26,490	26,194	27,797	22,898	18,440	2,151	-	-	-	33	-	-	56,635	49,388	44,634
Gross profit	7,005	7,444	8,091	4,578	4,165	2,958	608	-	-	-	(1)	-	-	12,190	11,609	11,049
Depreciation and amortization	(967)	(892)	(878)	(386)	(310)	(239)	(59)	-	-	-	(1)	-	-	(1,413)	(1,202)	(1,117)
Operating income	467	956	1,121	1,526	1,646	886	27	-	-	-	(56)	-	-	1,964	2,602	2,007
Net financial expenses	(815)	(903)	(1,158)	(184)	(158)	(137)	(208)	-	-	-	1	-	-	(1,206)	(1,061)	(1,295)
Profit(loss) before income tax and social contribution	(241)	132	11	1,342	1,488	749	(187)	-	-	-	(154)	(51)	(141)	760	1,569	619
Share of profit of associates	107	79	48	-	-	-	(6)	-	-	-	(99)	(51)	(141)	2	28	(93)
Income tax and social contribution	121	42	(36)	(439)	(455)	(226)	44	-	-	-	2	-	-	(272)	(413)	(262)
Net income (loss) for continuing operations	(120)	174	(25)	903	1,033	523	(143)	-	-	-	(152)	(51)	(141)	488	1,156	357
Net income (loss)for discontinued operations	312	(73)	(91)	-	-	-	-	36	201	591	-	-	-	348	128	500
Net income (loss) of year end	192	101	(116)	903	1,033	523	(143)	36	201	591	(152)	(51)	(141)	836	1,284	857

Current assets	8,002	7,529		5,292	4,176		6,664	-	28,813		10	-		19,968	40,518
Noncurrent assets	15,568	15,138		7,475	6,001		15,438	-	-		26	-		38,507	21,139
Current liabilities	11,557	8,358		4,317	5,296		7,252	-	23,602		9	-		23,135	37,256
Noncurrent liabilities	9,810	9,834		2,295	1,408		9,686	-	-		1	-		21,792	11,242
Shareholders' equity	2,203	4,475		6,155	3,473		5,164	-	5,211		26	-		13,548	13,159

The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues by brand is provided in the table below:

	2019	2018	2017
Brazil	54,484	49,388	44,634
Assai	27,797	22,899	18,440
Extra / Compre Bem	15,624	15,792	16,110
Pão de Açúcar	6,786	6,860	6,659
Proximidade	1,273	1,182	1,085
Gas Stations / Drugstores / Delivery	2,971	2,655	2.340
Other business	34	-	-
Éxito Group (*)	2,151	-	-
Total net operating revenue	56,635	49.388	44,634

(*) Includes sales in Colombia of R$ 1,694, Uruguay R$ 350 and Argentina of R$ 107.